Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.7%
International Equity Funds - 17.1%
Transamerica BlackRock Real Estate Securities VP (A)	2,083,419	$ 22,084,242
Transamerica Emerging Markets Opportunities (A)	569,262	4,861,503
Transamerica International Equity (A)	2,656,369	60,033,935
Transamerica International Focus (A)	6,053,908	50,973,904
Transamerica International Small Cap Value (A)	3,002,269	48,726,826
		186,680,410
U.S. Equity Funds - 71.2%
Transamerica Janus Mid-Cap Growth VP (A)	260,725	8,674,323
Transamerica JPMorgan Enhanced Index VP (A)	14,546,978	409,497,426
Transamerica Large Cap Value (A)	8,441,634	126,624,506
Transamerica Mid Cap Growth (A)(B)	854,687	8,692,167
Transamerica Mid Cap Value Opportunities (A)	708,957	8,429,492
Transamerica Small Cap Value (A)	940,350	5,952,414
Transamerica T. Rowe Price Small Cap VP (A)	446,025	5,673,441
Transamerica WMC US Growth VP (A)	5,036,203	201,599,218
		775,142,987
U.S. Fixed Income Funds - 9.4%
Transamerica Aegon High Yield Bond VP (A)	10,498,430	73,174,056
Transamerica Floating Rate (A)	3,208,632	28,941,863
		102,115,919
Total Investment Companies (Cost $945,058,812)		1,063,939,316

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Notes
4.13%, 01/31/2025 (C)	$ 12,948,600	$ 12,926,850
Total U.S. Government Obligation (Cost $12,911,365)		12,926,850
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.10% (D), dated 09/30/2024, to be repurchased at $12,594,048 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $12,845,266.	12,593,314	12,593,314
Total Repurchase Agreement (Cost $12,593,314)		12,593,314
Total Investments (Cost $970,563,491)		1,089,459,480
Net Other Assets (Liabilities) - (0.1)%		(626,261)
Net Assets - 100.0%		$ 1,088,833,219
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	319	12/17/2024	$23,570,141	$23,634,710	$64,569	$—
CHF Currency	58	12/16/2024	8,641,357	8,635,113	—	(6,244)
E-Mini Russell 2000® Index	246	12/20/2024	27,138,789	27,665,160	526,371	—
Hong Kong Hang Seng Index	179	10/30/2024	23,318,573	24,497,270	1,178,697	—
JPY Currency	225	12/16/2024	20,268,865	19,773,281	—	(495,584)
MSCI EAFE Index	504	12/20/2024	61,490,520	62,692,560	1,202,040	—
MSCI Emerging Markets Index	1,966	12/20/2024	109,591,280	115,276,410	5,685,130	—
S&P/TSX 60 Index	120	12/19/2024	25,237,033	25,631,705	394,672	—
TOPIX Index	59	12/12/2024	11,189,176	10,868,151	—	(321,025)
Total					$9,051,479	$(822,853)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(511)	12/31/2024	$(56,257,012)	$(56,150,117)	$106,895	$—
EUR Currency	(237)	12/16/2024	(33,006,699)	(33,080,756)	—	(74,057)
FTSE 100 Index	(85)	12/20/2024	(9,481,912)	(9,419,115)	62,797	—
GBP Currency	(41)	12/16/2024	(3,369,066)	(3,427,088)	—	(58,022)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(63)	12/20/2024	$(17,924,124)	$(18,314,888)	$—	$(390,764)
S&P/ASX 200 Index	(77)	12/19/2024	(10,937,412)	(11,054,032)	—	(116,620)
Total					$169,692	$(639,463)
Total Futures Contracts					$9,221,171	$(1,462,316)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,063,939,316	$—	$—	$1,063,939,316
U.S. Government Obligation	—	12,926,850	—	12,926,850
Repurchase Agreement	—	12,593,314	—	12,593,314
Total Investments	$1,063,939,316	$25,520,164	$—	$1,089,459,480
Other Financial Instruments
Futures Contracts (F)	$9,221,171	$—	$—	$9,221,171
Total Other Financial Instruments	$9,221,171	$—	$—	$9,221,171
LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,462,316)	$—	$—	$(1,462,316)
Total Other Financial Instruments	$(1,462,316)	$—	$—	$(1,462,316)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon High Yield Bond VP	$68,209,849	$3,609,936	$—	$—	$1,354,271	$73,174,056	10,498,430	$3,609,936	$—
Transamerica BlackRock Real Estate Securities VP	2,510,074	18,891,716	—	—	682,452	22,084,242	2,083,419	437,316	—
Transamerica Emerging Markets Opportunities	26,770,965	—	(23,882,001)	(8,971,026)	10,943,565	4,861,503	569,262	—	—
Transamerica Floating Rate	27,272,211	1,794,133	—	—	(124,481)	28,941,863	3,208,632	1,793,966	—
Transamerica International Equity	40,034,653	14,829,890	—	—	5,169,392	60,033,935	2,656,369	—	—
Transamerica International Focus	57,246,967	18,636,320	(27,037,070)	1,633,857	493,830	50,973,904	6,053,908	—	—
Transamerica International Small Cap Value	33,633,174	9,866,700	—	—	5,226,952	48,726,826	3,002,269	—	—
Transamerica Janus Mid- Cap Growth VP	21,705,456	496,217	(14,801,971)	(5,228,450)	6,503,071	8,674,323	260,725	15,863	480,354
Transamerica JPMorgan Enhanced Index VP	321,988,968	79,836,343	(51,214,225)	10,928,575	47,957,765	409,497,426	14,546,978	3,245,531	12,568,607
Transamerica Large Cap Value	119,906,141	4,080,158	(17,032,600)	3,822,424	15,848,383	126,624,506	8,441,634	1,067,516	—
Transamerica Mid Cap Growth	32,604,379	—	(25,711,425)	(5,732,153)	7,531,366	8,692,167	854,687	—	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value Opportunities	$19,065,600	$—	$(11,483,600)	$199,697	$647,795	$8,429,492	708,957	$—	$—
Transamerica Small Cap Value	10,760,012	—	(5,368,157)	(277,706)	838,265	5,952,414	940,350	—	—
Transamerica T. Rowe Price Small Cap VP	20,441,633	193,748	(16,207,233)	(3,433,745)	4,679,038	5,673,441	446,025	—	193,748
Transamerica TSW Mid Cap Value Opportunities VP	11,795,284	—	(12,112,614)	(1,641,743)	1,959,073	—	—	—	—
Transamerica WMC US Growth VP	138,704,885	47,319,001	(2,126,739)	230,965	17,471,106	201,599,218	5,036,203	230,399	17,323,436
Total	$952,650,251	$199,554,162	$(206,977,635)	$(8,469,305)	$127,181,843	$1,063,939,316	59,307,848	$10,400,527	$30,566,145

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $12,926,850.
(D)	Rate disclosed reflects the yield at September 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices.
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust